Document and Entity Information	Jan. 11, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 11, 2016
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jan. 11, 2016
Document Effective Date	Jan. 11, 2016
Prospectus Date	May 01, 2015
Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX